PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayment for utility and telecom expenses		47,460	31,645
Prepayment for rental expenses		46,057	28,748
Employee advances		11,694	10,076
Proceeds receivable from disposal of subsidiary		10,919	12,418
Deposits for utility expenses		9,187	9,772
Prepayment for advertisement, consultation and insurance		5,012	5,778
Interest receivable		100	7,047
Other current assets		42,105	32,403
Total	$ 27,694	172,534	137,887